Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 386,400,000.00
Previously Paid Amount	4,350.00
Total Fee Amount	33,616.80
Total Offset Amount	0.00
Net Fee	$ 29,266.80
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A